Investment in Cauchari-Olaroz Project - Schedule of Reconciliation of the Summarized Financial Information For Minera Exar and Exar Capital to Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Net assets	$ 402,310	$ 211,915
Company's share of net assets	180,235
Elimination of capitalized intercompany interest	(133,512)
Expenditures incurred by the Company in connection to the investee	12,605
Amortization expense of intangible assets triggered upon commencement of commercial production	1,555
Carrying value	60,883
Exar Capital B.V.
Disclosure Of Joint Ventures [Line Items]
Net assets	66,266	$ 67,182
Company's share of net assets	32,470
Carrying value	$ 32,470